Shareholder Report, Line Graph (Details) 199963_Wilshire International Equity Fund_Investment Class_TSR Annual {Investment Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Investment Class
Account Value [Line Items]
Accumulated Value	$ 18,207	$ 17,188	$ 14,675	$ 18,090	$ 16,082	$ 13,798	$ 11,171	$ 12,789	$ 10,188	$ 10,000	$ 24,344
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	16,945	16,056	13,887	16,533	15,333	13,857	11,404	13,291	10,450	10,000	$ 22,432
MSCI ACWI ex-USA IMI Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI ex-USA IMI Index Net (USD)
Accumulated Value	$ 16,935	$ 16,093	$ 13,918	$ 16,685	$ 15,374	$ 13,836	$ 11,375	$ 13,345	$ 10,441	$ 10,000	$ 22,348